Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Loss for the year	£ (23,085)	£ (6,049)	£ (5,332)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(8)	(2)	(1)
Other comprehensive expense for the year	(8)	(2)	(1)
Total comprehensive loss for the year	(23,093)	(6,051)	(5,333)
Attributable to:
Equity holders of the Company	£ (23,093)	£ (6,051)	£ (5,333)